Earnings per Common Share (Details) - CAD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Earnings per Common Share
Net earnings	$ 8,295	$ 9,077
Weighted average number of common shares	1,308	1,387
Dilutive securities:
Effect of share options	2	3
Weighted average number of diluted common shares	1,310	1,390
Basic earnings per share (dollars per common share)	$ 6.34	$ 6.54
Diluted earnings per share (dollars per common share)	$ 6.33	$ 6.53